WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 81.3%
	EQUITY - 61.9%
23,483	iShares Latin America 40 ETF	$ 558,661
34,083	iShares MSCI Australia ETF	833,670
103,614	iShares MSCI Canada ETF	3,873,091
19,874	iShares MSCI Emerging Markets ETF, EQUITY	970,646
76,296	iShares MSCI France ETF	2,883,226
87,261	iShares MSCI Germany ETF	2,775,772
13,268	iShares MSCI Italy ETF	417,411
48,500	iShares MSCI Japan ETF	3,217,005
20,011	iShares MSCI Netherlands ETF	983,941
2,716	iShares MSCI New Zealand ETF	158,940
21,330	iShares MSCI Spain ETF	541,355
31,742	iShares MSCI Sweden ETF	1,430,295
79,777	iShares MSCI Switzerland ETF	3,939,388
132,354	iShares MSCI United Kingdom ETF	4,240,622
58,874	SPDR S&P Emerging Asia Pacific ETF	7,268,443
106,397	Vanguard S&P 500 ETF	44,586,728
82,707	Vanguard Small-Cap ETF	18,166,593
		96,845,787
	FIXED INCOME - 19.4%
41,544	iShares 1-3 Year Treasury Bond ETF	3,564,060
109,802	iShares 7-10 Year Treasury Bond ETF	12,715,072
245,826	Vanguard Total International Bond Index Fund, ETF SHARES	14,068,621
		30,347,753

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,489,129)	127,193,540

	OPEN END FUNDS — 10.1%
	FIXED INCOME - 10.1%
462,309	Vanguard Total International Bond Index Fund, Institutional Class	15,866,443

	TOTAL OPEN END FUNDS (Cost $15,485,247)	15,866,443

WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Value
SHORT-TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS - 8.7%
13,542,257	First American Treasury Obligations Fund, Class X, 0.01% (Cost $13,542,257)(a)	$ 13,542,257

	TOTAL INVESTMENTS - 100.1% (Cost $114,516,633)	$ 156,602,240
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(189,321)
	NET ASSETS - 100.0%	$ 156,412,919

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of November 30, 2021.